Merger - Schedule Of transaction funding, sources and uses of cash, and merger related earn-outs and warrants (Detail) - GSRM [Member] $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Merger [Line Items]
Cash - GSR II Meteora Acquisition Corp Trust	$ 332,102
Less: GSRM transactions cost paid from Trust	(25,958)
Less: Purchase of BT HoldCo common units from BT Assets	(10,066)
Redemption shareholders	(292,735)
Net Proceeds From Special Purpose Acquisition Company Shareholders, Total	3,343
Assumed net liabilities from GSRM, excluding net cash proceeds	(6,850)
Net Impact of the Merger on the Statement of Changes in Stockholders' and Member's Equity	$ (3,507)